Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

March 31, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Special Investment Trust (the “Registrant”)

on behalf of Eaton Vance Large-Cap Value Fund (the “Fund”)

Post-Effective Amendment No. 137 (1933 Act File No. 002-27962)

Amendment No. 124 (1940 Act File No. 811-01545) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended, and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment.  Pursuant to Rule 485(a) of the 1933 Act, the Registrant has designated the Amendment to be effective June 1, 2014.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is being filed for the purpose of registering a new class of shares of the Fund.  The new class will be named Class R6.  Class R6 shares will be similar to the Fund’s Class R shares, but will not be subject to distribution fees, service fees or sub-accounting, recordkeeping or similar fees paid to intermediaries.

The Registrant incorporates by reference the Prospectus and Statement of Additional Information for the Fund dated May 1, 2013, as previously filed electronically with the Securities and Exchange Commission on April 25, 2013 (Accession No. 0000940394-13-000581).

Prior to May 1, 2014, the Registrant will file an amendment pursuant to Rule 485(b) of the 1933 Act in order to provide updated audited financial and performance information, file exhibits and make any other necessary nonmaterial changes.

As of the effectiveness of this Amendment, the Registrant intends to file either an amendment pursuant to Rule 485(b) of the 1933 Act or a supplemental filing in order to respond to any comments from the Staff and add Class R6 shares to the Fund.

If you have any questions or comments concerning the Amendment, please contact the undersigned at (617) 672-8507.

Very truly yours,

/s/ David D. Barr

David D. Barr

Vice President and Counsel